SUMMARY OF STOCK OPTION ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Stock Options, Outstanding, Beginning balance	114,000
Weighted Average Exercise Price, Beginnning balance	$ 50.00
Weighted Average Remining Contractual Life, Outstanding		4 years 14 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance
Number of Stock Options, Granted	30,000	135,500
Weighted Average Exercise Price, Granted	$ 4.10	$ 50.00
Weighted Average Remining Contractual Life, Granted		5 years
Number of Stock Options, Forfeited	(114,000)	(21,500)
Weighted Average Exercise Price, Forfeited	$ 50.00
Number of Stock Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Stock Options, Outstanding, Ending balance		114,000
Weighted Average Exercise Price, Ending balance		$ 50.00
Aggregate Intrinsic Value, Outstanding, Ending Balance
Number of Stock Options, Exercisable		74,000
Weighted Average Exercise Price, Exercisable		$ 50.00
Weighted Average Remining Contractual Life, Exercisable		4 years 14 days
Aggregate Intrinsic Value, Outstanding, Exercisable
Number of Stock Options, Canceled	(30,000)
Weighted Average Exercise Price, Canceled	$ 4.10